Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Standards Issued
Effective for accounting periods beginning on or after
Amendments to IAS 37 Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3 Reference to the Conceptual Framework	January 1, 2022
Annual Improvement 2018-2020 Cycle	January 1, 2022
Amendments to IAS 16 Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1 Classification of Liabilities as Current or Non-Current	January 1, 2023
Amendments to IAS 8 Definition of Accounting Estimates	January 1, 2023
IFRS 17 Insurance Contracts	January 1, 2023